Consolidated Statement of Changes in Stockholders' Deficit (Parethetical) (USD $)	9 Months Ended
Sep. 30, 2014
Statement of Stockholders' Equity [Abstract]
Stock isssued for law firm in satisfaction of accounts payable	$ 15,812